As Filed with the U.S. Securities and Exchange Commission on June 23, 2009

                                                             File No. 333-158016

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 1 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                                 Richard Goldman
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

         _X_ immediately upon filing pursuant to paragraph (b) of rule 485 ___ on (date) pursuant to paragraph (b)(1)(v) of rule 485
         ___ 60 days after filing pursuant to paragraph (a)(1) of rule 485
         ___ on (date) pursuant to paragraph (a)(1) of rule 485
         ___ 75 days after filing pursuant to paragraph (a)(2) of rule 485
         ___ on (date) pursuant to paragraph (a)(2) of rule 485

                                EXPLANATORY NOTE

This Amendment to the Registration Statement on Form N-14 of Rydex Series Funds, filed with the U.S. Securities and Exchange Commission on March 16, 2009 (File No. 333-158016), is being filed to add Exhibit (J) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

                                     PART C

                                OTHER INFORMATION

         ITEM 23.     EXHIBITS:

         (a)(1) Certificate of Trust dated February 10, 1993 of Rydex Series Funds (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

         (a)(2) Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

         (a)(3) Amendment dated November 2, 1993 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

         (a)(4) Amendment dated February 25, 2000 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

         (a)(5) Amendment dated November 21, 2005 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

         (b) Registrant's Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

         (c)          Not applicable.

         (d)(1) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.

         (d)(2) Schedule A, as last amended February 26, 2009, to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

         (d)(3) Expense Limitation Agreement dated May 1, 2006 between the Registrant and PADCO Advisors, Inc., with respect to the Commodities Strategy Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No.

                      0000935069-08-001345 on May 30, 2008.

         (d)(4) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc., with respect to the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund) and Hedged Equity Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.

         (d)(5) Schedule A, as last amended February 26, 2009, to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors Inc., with respect to the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund) and Hedge Equity Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

         (d)(6) Investment Sub-Advisory Agreement dated August 29, 2007 between PADCO Advisors, Inc. and Valu-Trac Investment Management Limited, with respect to the International Opportunity Fund (formerly, the International Rotation
                      Fund), is incorporated herein by reference to Exhibit
                      (d)(5) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-07-002646 on November 8, 2007.

         (d)(7) Revised Schedule A to the Investment Sub-Advisory Agreement dated August 29, 2007 between PADCO Advisors, Inc. and Valu-Trac Investment Management Limited, with respect to the International Opportunity Fund (formerly, the International Rotation Fund), is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

         (d)(8) Investment Sub-Advisory Agreement dated March 6, 2009 between PADCO Advisors, Inc. and Security Global Investors, LLC, with respect to the Global 130/30 Strategy Fund and Global Market Neutral Fund, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

         (e) Distribution Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.

         (f)          Not applicable.

         (g)(1) Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

         (g)(2) Amendment dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) to the Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-001345 on May

                      30, 2008.

         (g)(3) Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-001345 on May 30, 2008.

         (g)(4) Revised Schedule II to the Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

         (g)(5) Special Custody and Pledge Agreement dated March 9, 2009 by and among the Registrant, Pershing LLC, PADCO Advisors, Inc. and U.S. Bank National Association, with respect to the Global 130/30 Strategy Fund, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000929 on April 1, 2009.

         (g)(6) Special Custody and Pledge Agreement dated March 9, 2009 by and among the Registrant, Pershing LLC, PADCO Advisors, Inc. and U.S. Bank National Association, with respect to the Global Market Neutral Fund, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000929 on April 1, 2009.

         (h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-05-001236 on May 24, 2005.

         (h)(2) Amendment dated February 26, 2009 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

         (h)(3) Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

         (h)(4) Amendment dated February 26, 2009 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

         (h)(5) H-Class Shares Shareholder Services Plan dated May 20, 2002, as amended and restated August 28, 2006, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

         (h)(6) Form of Sub-Transfer Agency Agreement between Rydex Fund Services, Inc. and Security Investors, LLC is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 91 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001339 on May 29, 2009.

         (i)(1) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to each series of the Trust (except the Long/Short Commodities Strategy Fund), is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-001690 on July 29, 2008.

         (i)(2) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Long/Short Commodities Strategy Fund, is incorporated herein by reference to Exhibit
                      (i)(2) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-003028 on December 17, 2008.

         (i)(3) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to Investor2 Class Shares of the U.S. Government Money Market Fund, is incorporated herein by reference to Exhibit (i)(3) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001175 on May 7, 2009.

         (i)(4) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Managed Futures Strategy Fund, is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

         (j) Opinion of Morgan, Lewis & Bockius LLP, regarding certain tax matters, is filed herewith.

         (k)          Not applicable.

         (l)          Not applicable.

         (m)(1) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

         (m)(2) Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

         (m)(3) Amendment dated February 26, 2009 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

         (m)(4) Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit
                      (m)(11) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

         (m)(5) Amendment dated February 26, 2009 to the Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

         (m)(6) Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-05-001236 on May 24, 2005.

         (m)(7) Amendment dated February 26, 2009 to the Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

         (n)(1) Amended and Restated Rule 18f-3 Plan dated August 28, 2000, as amended and restated February 26, 2009, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

         (n)(2) Revised Schedule A to the Amended and Restated Rule 18f-3 Plan dated August 28, 2000, as amended and restated February 26, 2009, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

         (o)          Not applicable.

         (p)(1) Combined Code of Ethics for the Registrant, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 39 to Rydex Variable Trust's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-009522 on February 13, 2009.

         (p)(2) Code of Ethics for Valu-Trac Investment Management Limited is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 28 to the Registration Statement of Rydex Variable Trust (File No. 333-57017), as filed with the SEC via EDGAR Accession No.
                      0001104659-07-071077 on September 25, 2007.

         (p)(3) Code of Ethics of Security Global Investors, LLC is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-

                      1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-002290 on September 12, 2008.

         (q)          Powers of Attorney for Carl G. Verboncoeur, Werner E.
                      Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

         ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

         As of the date of this Registration Statement, the Registrant owned 100% of the Rydex Series Funds Managed Futures Strategy Fund CFC and Rydex Series Funds Commodities Strategy Fund CFC, each an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

         ITEM 25. INDEMNIFICATION:

         The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant's Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

         The Registrant's Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

         ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         PADCO Advisors, Inc., d/b/a Rydex Investments, (the "Adviser") is the investment adviser for each series of the Trust. The Adviser also serves as investment adviser to a number of other investment companies. The principal address of the Adviser is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

         Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each investment adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

----------------------------------------------------------------------------------------------------------------------------
                                   POSITION
           NAME                  WITH ADVISER                           OTHER BUSINESS
----------------------------------------------------------------------------------------------------------------------------
Richard M. Goldman        Chief Executive Officer   Chief Executive Officer (CEO) and Director of PADCO Advisors II, Inc.
                          (CEO) and Director        ------------------------------------------------------------------------
                                                    Chief Executive Officer (CEO), President and Director of Rydex
                                                    Distributors, Inc.
                                                    ------------------------------------------------------------------------
                                                    Senior Vice President of Security Benefit Corporation
                                                    ------------------------------------------------------------------------
                                                    President and Managing Member Representative of Security Investors, LLC
                                                    ------------------------------------------------------------------------
                                                    Director of Security Distributors, Inc
                                                    ------------------------------------------------------------------------
                                                    Director, First Security Benefit Life Insurance and Annuity Company of
                                                    New York
                                                    ------------------------------------------------------------------------
                                                    President and Chairman of the Board of Security Funds
                                                    ------------------------------------------------------------------------
                                                    President and Managing Member Security Global Investors, LLC
                                                    ------------------------------------------------------------------------
                                                    CEO and President, Rydex Holdings LLC
----------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum          Chief Investment Officer  CIO, Director, President and Secretary of PADCO Advisors II, Inc.
                          (CIO), President,         ------------------------------------------------------------------------
                          Secretary and Director    Secretary of Rydex Fund Services, Inc.
                                                    ------------------------------------------------------------------------
                                                    CIO of Rydex Holdings, LLC
                                                    ------------------------------------------------------------------------
                                                    Trustee and Vice President of Rydex Series Funds
                                                    ------------------------------------------------------------------------
                                                    Trustee and Vice President of Rydex Dynamic Funds
                                                    ------------------------------------------------------------------------
                                                    Trustee and Vice President of Rydex Variable Trust
                                                    ------------------------------------------------------------------------
                                                    Trustee and Vice President of Rydex ETF Trust
                                                    ------------------------------------------------------------------------
                                                    Manager of Rydex Specialized Products, LLC
                                                    ------------------------------------------------------------------------
                                                    Secretary of Advisor Research Center, Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Variable Managed Futures Strategy CFC
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Managed Futures Strategy CFC
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Series Funds Long/Short Commodities Strategy CFC
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Variable Long/Short Commodities Strategy CFC
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Variable Commodities Strategy CFC
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Series Funds Commodities Strategy CFC
----------------------------------------------------------------------------------------------------------------------------
Thomas Kaehr              Vice President and        Vice President and Treasurer of PADCO Advisors II, Inc.
                          Treasurer                 ------------------------------------------------------------------------
                                                    Treasurer of Rydex Holdings, LLC.
                                                    ------------------------------------------------------------------------
                                                    Treasurer of Rydex Distributors, Inc.
                                                    ------------------------------------------------------------------------
                                                    Treasurer of Rydex Fund Services, Inc.
                                                    ------------------------------------------------------------------------
                                                    Vice President and Treasurer of Rydex Specialized Products, LLC
                                                    ------------------------------------------------------------------------
                                                    Vice President, Controller and Treasurer of Security Benefit
                                                    Corporation
                                                    ------------------------------------------------------------------------
                                                    Vice President, Controller and Treasurer of Security Benefit Life
                                                    Insurance Corporation
                                                    ------------------------------------------------------------------------
                                                    Controller and Treasurer of First Security Benefit Life Insurance and
                                                    Annuity Company of New York
                                                    ------------------------------------------------------------------------
                                                    Vice President, Controller and Treasurer of Security Benefit Mutual
                                                    Holding Co.
                                                    ------------------------------------------------------------------------
                                                    Treasurer of Security Distributors, Inc.
                                                    ------------------------------------------------------------------------
                                                    Treasurer of Security Financial Resources, Inc.
                                                    ------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                   POSITION
           NAME                  WITH ADVISER                           OTHER BUSINESS
----------------------------------------------------------------------------------------------------------------------------
                                                    Treasurer of Security Financial Resources Collective Investments, LLC
                                                    ------------------------------------------------------------------------
                                                    Treasurer of SE2, Inc.
                                                    ------------------------------------------------------------------------
                                                    Treasurer of Security Investors, LLC
                                                    ------------------------------------------------------------------------
                                                    Treasurer of Security Global Investors, LLC
                                                    ------------------------------------------------------------------------
                                                    Treasurer of Security Benefit Clinic & Hospital
----------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney         Chief Compliance Officer  Chief Compliance Officer of PADCO Advisors II, Inc.
                          and Vice President        ------------------------------------------------------------------------
                                                    Director of Rydex Distributors, Inc.
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Series Funds
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Dynamic Funds
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex ETF Trust
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Variable Trust
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer of Rydex Advisory Services, LLC.
----------------------------------------------------------------------------------------------------------------------------

         Valu-Trac Investment Management Limited ("Valu-Trac") is the investment sub-adviser for the Trust's International Opportunity Fund. The principal address of Valu-Trac is Mains of Orton Fochabers, Moray, Scotland IV32 7QE. Valu-Trac is an investment adviser registered under the Investment Advisers Act of 1940.

     -------------------------- ------------------------------- -----------------------------------------------------------------
                                           POSITION
     NAME                               WITH VALU-TRAC                                   OTHER BUSINESS
     -------------------------- ------------------------------- -----------------------------------------------------------------
     R. Peter W. Millar CA      Chief Executive Officer         Chief Executive Officer of Valu-Trac Investment Research Limited
     -------------------------- ------------------------------- -----------------------------------------------------------------
                                                                Sole Proprietor of Valu-Trac Research, Orton Estate, and Orton
                                                                Farms
                                                                -----------------------------------------------------------------
                                                                Executive Director of Valu-Trac Master Fund SPC, Valu-Trac
                                                                Strategic Fund SPC, Valu-Trac Strategic Fund LLC, Valu-Trac
                                                                Funds PLC, and Spey Fishing Trust Ltd.
                                                                -----------------------------------------------------------------
                                                                Non-Executive Director of Pahlson Moller Ltd.
                                                                -----------------------------------------------------------------
                                                                Trustee of R.P.W. Millar 1998 Discretionary Trust
     -------------------------- ------------------------------- -----------------------------------------------------------------
     Malcolm G. Strang Steel    Non-Executive Director          Partner of Turcan Connell, Solicitors
     WS                                                         -----------------------------------------------------------------
                                                                Partner of Greenhead Farm
                                                                -----------------------------------------------------------------
                                                                Non-Executive Director of Gleneagles Farms, Ltd., Hope Sixteen
                                                                (Properties) Ltd., Hope Sixteen (Trustees) Ltd., Logie
                                                                Enterprises Ltd., Princes Exchange (Nominees) Ltd., Princes
                                                                Exchange (Trustees) Ltd., Prospero Trustees, Ltd., Relugas
                                                                Farms Ltd., TC Nominees (No. 1) Ltd., TC Nominess (No. 2), TC
                                                                Nominees (No. 3) Ltd., TC Nominees (No. 4) Ltd., TC Nominess
                                                                (No. 5) Ltd., Turcan Connell (PEP Nominess) Ltd., Turcan
                                                                Connell (Trustees) Ltd. and Valu-Trac Investment Research Ltd.
     -------------------------- ------------------------------- -----------------------------------------------------------------
     Anne Laing                 Chief  Compliance Officer       Executive Director of Valu-Trac Funds PLC
     -------------------------- ------------------------------- -----------------------------------------------------------------

         Security Global Investors, LLC ("SGI") is the investment sub-adviser for the Trust's Global 130/30 Strategy Fund and Global Market Neutral Fund. The principal address of SGI is 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164. SGI is an investment adviser registered under the Investment Advisers Act of 1940.

     -------------------------- ------------------------------- -----------------------------------------------------------------
                                           POSITION
     NAME                                  WITH SGI                                      OTHER BUSINESS
     -------------------------- ------------------------------- -----------------------------------------------------------------
     Richard M. Goldman         President and Manager           Chief Executive Officer (CEO) and Director, PADCO Advisors,
                                                                Inc.; Chief Executive Officer (CEO) and Director, PADCO II
                                                                Advisors, Inc.; Chief Executive Officer (CEO), President and
                                                                Director, Rydex Distributor, Inc.; Senior Vice President,
                                                                Security Benefit Corporation; President and Managing Member
                                                                Representative, Security Investors, LLC; Director, Security
                                                                Distributors, Inc.; Director, First Security Benefit Life
                                                                Insurance and Annuity Company of New York; President and
                                                                Chairman of the Board, Security Funds; President and Managing
                                                                Member Security Global Investors, LLC; CEO and President, Rydex
                                                                Holdings LLC
     -------------------------- ------------------------------- -----------------------------------------------------------------
     Amy J. Lee                 Secretary                       Vice President, Associate General Counsel and Assistant
                                                                Secretary, Security Benefit Corporation; Vice President,
                                                                Associate General Counsel and Assistant Secretary, Security
                                                                Benefit Life Insurance Company; Secretary, Security Investors,
                                                                LLC; Secretary and Chief Compliance Officer, Security
                                                                Distributors, Inc.; Chief Compliance Officer & Secretary, Rydex
                                                                Distributors, Inc.; Secretary, Security Funds & SBL Fund;
                                                                Associate General Counsel, First Security Benefit Life and
                                                                Annuity Company of New York; Secretary, Security Financial
                                                                Resources, Inc.; Secretary, Security Financial Resources
                                                                Collective Investments, LLC; Assistant Secretary & Assistant
                                                                Treasurer, Security Benefit Clinic & Hospital
     -------------------------- ------------------------------- -----------------------------------------------------------------
     Brenda M. Harwood          Chief Compliance Officer        Vice President , Director & Assistant Treasurer, Security
                                                                Distributors, Inc.; Vice President & Chief Compliance Officer,
                                                                Security Investors, LLC;  Chief Compliance Officer & Treasurer,
                                                                Security Funds & SBL Fund
     -------------------------- ------------------------------- -----------------------------------------------------------------
     Thomas R. Kaehr            Treasurer                       Vice President and Treasurer, PADCO II Advisors, Inc; Vice
                                                                President and Treasurer PADCO Advisors, Inc.; Treasurer, Rydex
                                                                Holdings, LLC; Treasurer, Rydex Distributors, Inc.; Treasurer
                                                                of Rydex Fund Services, Inc.; Vice President and Treasurer of
                                                                Rydex Specialized Products, LLC; Vice President, Controller and
                                                                Treasurer of Security Benefit Corporation; Vice President,
                                                                Controller and Treasurer of Security Benefit Life Insurance
                                                                Corporation; Controller and Treasurer of First Security Benefit
                                                                Life Insurance and Annuity Company of New York; Vice President,
                                                                Controller and Treasurer of Security Benefit Mutual Holding
                                                                Co.; Treasurer of Security Distributors, Inc.; Treasurer of
                                                                Security Financial Resources, Inc.; Treasurer of Security
                                                                Financial Resources Collective Investments, LLC; Treasurer of
                                                                SE2, Inc.; Treasurer of Security Investors, LLC; Treasurer of
                                                                Security Global Investors, LLC; Treasurer of Security Benefit
                                                                Clinic & Hospital
     -------------------------- ------------------------------- -----------------------------------------------------------------
     John D. Boich              Vice President & Head of        N/A
                                Global Equity
     -------------------------- ------------------------------- -----------------------------------------------------------------

     -------------------------- ------------------------------- -----------------------------------------------------------------
                                           POSITION
     NAME                               WITH VALU-TRAC                                   OTHER BUSINESS
     -------------------------- ------------------------------- -----------------------------------------------------------------
     Kris A. Robbins            Manager                         Chairman of the Board, President, and Chief Executive Officer
                                                                (CEO), Security Benefit Mutual Holding Company;  Chairman,
                                                                President and CEO, Security Benefit Corporation; Chairman,
                                                                President and CEO, Security Benefit Life Insurance Company;
                                                                Chairperson and CEO, First Security Benefit Life Insurance and
                                                                Annuity Company of New  York; Chairman, President & CEO,
                                                                Security Benefit Clinic and Hospital; Manager, Rydex Holdings,
                                                                LLC
     -------------------------- ------------------------------- -----------------------------------------------------------------

         Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

         ITEM 27. PRINCIPAL UNDERWRITERS

         (a) Rydex Distributors, Inc. serves as the principal underwriter for the Registrant, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust.

         (b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

         --------------------------------- -------------------------------------- -----------------------------------------------
                     NAME AND                             POSITIONS AND                           POSITIONS AND
            PRINCIPAL BUSINESS ADDRESS              OFFICES WITH UNDERWRITER                 OFFICES WITH REGISTRANT
         --------------------------------- -------------------------------------- -----------------------------------------------
          Richard M. Goldman                     Director, CEO, & President                            None
         --------------------------------- -------------------------------------- -----------------------------------------------
          Catherine Ayers-Rigsby                        FINOP & CFO                                    None
         --------------------------------- -------------------------------------- -----------------------------------------------
          Marc Zeitoun                                    Director                                     None
         --------------------------------- -------------------------------------- -----------------------------------------------
          Amy Lee                                 Chief Compliance Officer                             None
                                                       & Secretary
         --------------------------------- -------------------------------------- -----------------------------------------------
          Keith Fletcher                                  Director                                     None
         --------------------------------- -------------------------------------- -----------------------------------------------
          Joanna Haigney                                  Director                    Secretary and Chief Compliance Officer
         --------------------------------- -------------------------------------- -----------------------------------------------
          Thomas R. Kaehr                                Treasurer                                     None
         --------------------------------- -------------------------------------- -----------------------------------------------
          Joseph S. Yoon                            Assistant Secretary                                None
         --------------------------------- -------------------------------------- -----------------------------------------------

         ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodian:

                                    U.S. Bank, National Association
                                    425 Walnut Street
                                    Cincinnati, Ohio 45202

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                                    Rydex Fund Services, Inc.

                                    9601 Blackwell Road
                                    Suite 500
                                    Rockville, Maryland 20850

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's adviser, PADCO Advisors, Inc., and sub-advisers, Valu-Trac Investment Management Limited (for the International Opportunity Fund) and Security Global Investors, LLC (for the Global 130/30 Strategy Fund and Global Market Neutral Fund):

                                    PADCO Advisors, Inc.
                                    9601 Blackwell Road
                                    Suite 500
                                    Rockville, Maryland 20850

                                    Security Global Investors, LLC
                                    801 Montgomery Street
                                    2nd Floor
                                    San Francisco, California 94133-5164

                                    Valu-Trac Investment Management Limited
                                    Mains of Orton Fochabers
                                    Moray, Scotland IV32 7QE

         ITEM 29. MANAGEMENT SERVICES

         There are no management-related service contracts not discussed in Parts A and B.

         ITEM 30. UNDERTAKINGS

         None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to Registration Statement No. 333-158016 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 23rd day of June, 2009.


                                             RYDEX SERIES FUNDS

                                                              *
                                             ----------------------------------
                                             Carl G. Verboncoeur
                                             President


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                       DATE


                  *                         President and Chief Executive Officer       June 23, 2009
------------------------------------
         Carl G. Verboncoeur


                  *                         Member of the Board of Trustees             June 23, 2009
------------------------------------
         J.Kenneth Dalton


                  *                         Member of the Board of Trustees             June 23, 2009
------------------------------------
         John O.  Demaret


                  *                         Member of the Board of Trustees             June 23, 2009
------------------------------------
         Patrick T. McCarville


                  *                         Member of the Board of Trustees             June 23, 2009
------------------------------------
         Roger Somers


                  *                         Member of the Board of Trustees             June 23, 2009
------------------------------------
         Corey A. Colehour


        /s/Michael P. Byrum                Member of the Board of Trustees              June 23, 2009
------------------------------------
         Michael P. Byrum

SIGNATURE                                   TITLE                                       DATE


                  *                         Member of the Board of Trustees             June 23, 2009
------------------------------------
         Werner E. Keller


                  *                         Member of the Board of Trustees             June 23, 2009
------------------------------------
         Thomas F. Lydon


         /s/Nick Bonos                      Vice President and Treasurer                June 23, 2009
------------------------------------
         Nick Bonos


*    /s/ Michael P. Byrum
     --------------------
     Michael P. Byrum

* Attorney-in-Fact pursuant to powers of attorney for Carl G. Verboncoeur, Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers, which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

                                  EXHIBIT INDEX

NUMBER       EXHIBIT:

EX-99.J Tax Opinion, Morgan, Lewis & Bockius LLP, regarding certain tax matters